RELATED PARTY TRANSACTIONS - Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Roll Forward]
Balance, beginning of year	$ 8,041	$ 6,809
Advances	2,176	3,952
Repayments	(2,894)	(2,720)
Balance, end of year	$ 7,323	$ 8,041